Long-Term Debt - (Tables)	12 Months Ended
Dec. 31, 2012
Debt Disclosure [Abstract]
Schedule of Long-Term Debt Instruments
Long-term debt at December 31 (in millions):

	2012	2011
Long-term debt:
Revolving credit facility, variable interest rate, due 2017	$—	$—
12½% senior notes, due 2016	95.0	94.3
8.0% senior notes, due 2018	296.9	296.5
6 5/8% senior notes, due 2020	185.0	185.0
6 1/8% senior notes, due 2021	200.0	200.0
5.737% financing agreement, due 2023	48.4	52.8
6.195% financing agreement, due 2023	37.4	40.9
9.310% loan agreements, due 2020	81.7	88.1
Capital lease obligations, due serially to 2017	9.8	1.5
Other debt obligations	2.6	3.9
Total	956.8	963.0
Less: Debt due within one year	18.8	17.2
Long-term debt	$938.0	$945.8

Schedule Of Future Minimum Payments For Long Term Debt, Capital And Operating Leases
Minimum annual payments and present value thereof under existing capital leases, other debt maturities and minimum annual rental commitments under non-cancelable operating leases are shown below (in millions):

Years	Long-Term Debt	Capital Leases			Total Debt	Operating Leases	Total
		Minimum Lease Payments	Less Interest	Net Present Value
2013	$16.4	$2.7	$0.3	$2.4	$18.8	$29.2	$48.0
2014	17.1	2.7	0.2	2.5	19.6	24.5	44.1
2015	16.7	2.7	0.2	2.5	19.2	17.0	36.2
2016	112.4	2.3	0.1	2.2	114.6	15.7	130.3
2017	18.3	0.2	—	0.2	18.5	8.6	27.1
Thereafter	766.1	—	—	—	766.1	57.3	823.4
Total	$947.0	$10.6	$0.8	$9.8	$956.8	$152.3	$1,109.1